Derivative financial instruments - Summary of maturities of derivative assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	$ 25,892	$ 21,226
Derivative liabilities held for trading	(23,056)	(20,224)
Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	549	343
Derivative liabilities held for trading	(720)	(1,738)
Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,509	1,350
Derivative liabilities held for trading	(1,315)	(1,071)
Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	14,974	11,533
Derivative liabilities held for trading	(13,781)	(10,506)
Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	8,605	7,905
Derivative liabilities held for trading	(7,046)	(6,893)
Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	255	95
Derivative liabilities held for trading	(194)	(16)
Within one year
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	5,177	5,113
Derivative liabilities held for trading	(4,381)	(4,229)
Within one year | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	130	197
Derivative liabilities held for trading	(192)	(111)
Within one year | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,277	1,004
Derivative liabilities held for trading	(1,155)	(975)
Within one year | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2,116	2,337
Derivative liabilities held for trading	(1,748)	(2,075)
Within one year | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,653	1,571
Derivative liabilities held for trading	(1,268)	(1,062)
Within one year | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1	4
Derivative liabilities held for trading	(18)	(6)
1-2 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2,490	2,092
Derivative liabilities held for trading	(2,078)	(2,210)
1-2 years | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	90	19
Derivative liabilities held for trading	(20)	(529)
1-2 years | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	130	156
Derivative liabilities held for trading	(138)	(65)
1-2 years | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,057	923
Derivative liabilities held for trading	(917)	(836)
1-2 years | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,211	990
Derivative liabilities held for trading	(996)	(779)
1-2 years | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2	4
Derivative liabilities held for trading	(7)	(1)
2-3 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,957	1,343
Derivative liabilities held for trading	(1,580)	(1,272)
2-3 years | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	32	10
Derivative liabilities held for trading	(14)	(172)
2-3 years | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	52	78
Derivative liabilities held for trading	(15)	(16)
2-3 years | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	857	628
Derivative liabilities held for trading	(705)	(515)
2-3 years | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	790	627
Derivative liabilities held for trading	(677)	(569)
2-3 years | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	226	0
Derivative liabilities held for trading	(169)	0
3-4 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,347	1,127
Derivative liabilities held for trading	(1,311)	(829)
3-4 years | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	26	7
Derivative liabilities held for trading	(196)	(4)
3-4 years | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	42	53
Derivative liabilities held for trading	(6)	(6)
3-4 years | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	747	556
Derivative liabilities held for trading	(605)	(409)
3-4 years | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	531	426
Derivative liabilities held for trading	(504)	(401)
3-4 years | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1	85
Derivative liabilities held for trading	0	(9)
4-5 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,139	961
Derivative liabilities held for trading	(894)	(1,405)
4-5 years | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	63	7
Derivative liabilities held for trading	(12)	(562)
4-5 years | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	6	55
Derivative liabilities held for trading	(1)	(9)
4-5 years | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	662	503
Derivative liabilities held for trading	(545)	(363)
4-5 years | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	408	396
Derivative liabilities held for trading	(336)	(471)
4-5 years | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	0	0
Derivative liabilities held for trading	0	0
Over 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	13,782	10,590
Derivative liabilities held for trading	(12,812)	(10,279)
Over 5 years | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	208	103
Derivative liabilities held for trading	(286)	(360)
Over 5 years | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2	4
Derivative liabilities held for trading	0	0
Over 5 years | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	9,535	6,586
Derivative liabilities held for trading	(9,261)	(6,308)
Over 5 years | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	4,012	3,895
Derivative liabilities held for trading	(3,265)	(3,611)
Over 5 years | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	25	2
Derivative liabilities held for trading	$ 0	$ 0